SHARE CAPITAL - Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 03, 2020	Jan. 31, 2020	Mar. 16, 2019	Dec. 31, 2019	Dec. 31, 2018
Common share capital
Disclosure of classes of share capital [line items]
Dividends paid				$ 1,213	$ 1,131
Dividends paid per share (in CAD per share)				$ 2.36	$ 2.24
Preferred share capital
Disclosure of classes of share capital [line items]
Dividends paid				$ 126	$ 122
Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 12	$ 11
Dividends paid per share (in CAD per share)				$ 1.23	$ 1.06
Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 7	$ 7
Dividends paid per share (in CAD per share)				$ 1.13	$ 1.18
Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 12	$ 12
Dividends paid per share (in CAD per share)				$ 1.19	$ 1.25
Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 11	$ 11
Dividends paid per share (in CAD per share)				$ 1.12	$ 1.13
Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 11	$ 11
Dividends paid per share (in CAD per share)				$ 1.19	$ 1.19
Series 11 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 10	$ 10
Dividends paid per share (in CAD per share)				$ 1.44	$ 1.44
Series 13 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 14	$ 14
Dividends paid per share (in CAD per share)				$ 1.44	$ 1.44
Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 9	$ 9
Dividends paid per share (in CAD per share)				$ 1.12	$ 1.12
Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 7	$ 8
Dividends paid per share (in CAD per share)				$ 1.22	$ 1.25
Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 10	$ 10
Dividends paid per share (in CAD per share)				$ 1.25	$ 1.25
Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends paid				$ 20	$ 19
Dividends paid per share (in CAD per share)				$ 1.23	$ 1.20
Series 23 preference share
Disclosure of classes of share capital [line items]
Dividends paid				$ 2	$ 0
Dividends paid per share (in CAD per share)				$ 0.16
Series 25 preference share
Disclosure of classes of share capital [line items]
Dividends paid				$ 1	$ 0
Dividends paid per share (in CAD per share)				$ 0.16
Major preference share transactions | Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.306625
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 3
Major preference share transactions | Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.279875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.285813
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 3
Major preference share transactions | Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.273750
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 3
Major preference share transactions | Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.296875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 3
Major preference share transactions | Series 11 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.359375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 13 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.359375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 4
Major preference share transactions | Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)			$ 0.279000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners			$ 2
Major preference share transactions | Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)			$ 0.301313
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners			$ 2
Major preference share transactions | Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)			$ 0.312500
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners			$ 3
Major preference share transactions | Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.306250
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 5
Major preference share transactions | Series 23 preference share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.328125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4
Major preference share transactions | Series 25 preference share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.325000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3